Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended					12 Months Ended						12 Months Ended
	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	May 27, 2010	Dec. 31, 2012 Senior ABL Facility [Member]	Mar. 31, 2013 Senior ABL Facility [Member]	May 31, 2010 Senior ABL Facility [Member]	Dec. 31, 2012 Senior ABL Facility [Member] Minimum [Member]	Dec. 31, 2012 Senior ABL Facility [Member] Maximum [Member]	Dec. 31, 2012 Senior ABL Facility [Member] Cooper Standard Automotive Inc Us	Dec. 31, 2012 Senior ABL Facility [Member] Cooper Standard Automotive Inc Canada	Mar. 31, 2013 Amended and Restated Senior ABL Facility [Member]	Dec. 31, 2012 Outstanding Borrowing More Than Fifty Percent Minimum [Member]	Dec. 31, 2012 Outstanding Borrowing Equals To Or Less Than Fifty Percent Maximum [Member]	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member]	Mar. 31, 2013 Eight point Five Senior Unsecured Notes [Member]	May 27, 2010 Eight point Five Senior Unsecured Notes [Member]	May 11, 2010 Eight point Five Senior Unsecured Notes [Member]	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member] On and after May 1, 2014	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member] Twelve-month period beginning on or after May 1, 2016	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member] Twelve-month period beginning on May 1, 2015	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member] Prior to May 1, 2013	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member] Prior to May 1, 2014	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member] If change of control occurs
Credit Facilities [Line Items]
Senior unsecured notes principal amount			$ 450,000	$ 450,000	$ 450,000	$ 450,000														$ 450,000
Senior notes due 2018, Percentage																		8.50%	8.50%	8.50%
Senior notes maturity date																	May 01, 2018
Redemption price as a percentage of principal amount																					104.25%	100.00%	102.125%	108.50%	100.00%
Percentage of senior notes to be redeemed with certain equity offerings																								35.00%
Repurchase price of senior notes as a percentage of principal amount																										101.00%
Aggregate revolving loan availability							125,000	125,000	125,000			100,000	25,000	150,000
Letter of credit sub-facility							45,000	45,000						50,000
Swing line sub-facility							20,000	20,000						25,000
Uncommitted incremental loan facility							25,000	25,000	25,000					75,000
Total Senior ABL Facility							150,000	150,000						225,000
Amounts drawn under Senior ABL Facility					0		0
Letters of credit outstanding							27,045	26,976
Termination date of commitments of lenders							May 27, 2014
Borrowing Available Capacity Description							Is limited to the lesser of (A) the maximum facility amount (subject to certain adjustments) and (B) (i) up to 85% of eligible accounts receivable; plus (ii) up to the lesser of 70% of eligible inventory or 85% of the appraised net orderly liquidation value of eligible inventory; minus reserves established by the Agent. The accounts receivable portion of the borrowing base is subject to certain formulaic limitations (including concentration limits).
Percentage of accounts receivable							85.00%
Percentage of inventory							70.00%
Percentage of appraised net orderly liquidation value of eligible inventory							85.00%
Applicable margin with respect to LIBOR or BA-based borrowings										3.25%	3.75%
Applicable margin with respect to base rate, Canadian prime rate and Canadian base rate borrowings										2.25%	2.75%
Percentage of Commitment Fees															50.00%	0.75%
Line of Credit Commitment Fees Description							The Borrowers are required to pay a fee in respect of committed but unutilized commitments equal to 0.50% per annum when usage of the Senior ABL Facility (as apportioned between the U.S. and Canadian facilities) is greater than 50% and 0.75% per annum when usage of the Senior ABL Facility is equal to or less than 50%.
Fronting Fee Rate Description							The Borrowers are also required to pay a fee on outstanding letters of credit under the Senior ABL Facility at a rate equal to the applicable margin in respect of LIBOR based borrowings plus a fronting fee at a rate of 0.125% per annum to the issuer of such letters of credit, together with customary issuance and other letter of credit fees.
Percentage of fronting fee on outstanding letters of credit							0.125%
Fixed charge coverage ratio							1.1
Interest paid on third party debt	$ 31,898	$ 20,508	$ 45,752	$ 44,038